Marketable Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale:
Amortized cost	$ 12,987	$ 12,466
Unrealized losses	(58)	(72)
Unrealized gains		112
Market value	12,929	12,506
Corporate bonds [Member]
Available-for-sale:
Amortized cost	12,987	12,348
Unrealized losses	(58)	(72)
Unrealized gains
Market value	12,929	12,276
Equity funds [Member]
Available-for-sale:
Amortized cost		118
Unrealized losses
Unrealized gains		112
Market value		$ 230